Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

13.    Quarterly Financial Data (Unaudited)

            Quarterly 2012 and 2011 data is summarized in the table below. Quarterly amounts may not sum to annual amounts due to rounding.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Total revenue	$1,118,969	$1,188,066	$1,228,617	$1,344,431
Operating income	516,721	524,327	564,953	614,598
Consolidated net income	781,829	260,936	306,371	370,496
Net income attributable to common stockholders	645,410	215,445	254,921	315,383
Net income per share — Basic	$2.18	$0.71	$0.84	$1.01
Net income per share — Diluted	$2.18	$0.71	$0.84	$1.01
Weighted average shares outstanding	295,693,410	303,252,359	304,107,489	303,137,350
Diluted weighted average shares outstanding	295,694,520	303,253,401	304,108,559	303,138,422
2011
Total revenue	$1,019,874	$1,040,861	$1,074,360	$1,171,337
Operating income	451,949	470,260	484,556	536,389
Consolidated net income	219,666	250,522	333,781	441,931
Net income attributable to common stockholders	179,412	205,121	274,000	362,930
Net income per share — Basic	$0.61	$0.70	$0.93	$1.24
Net income per share — Diluted	$0.61	$0.70	$0.93	$1.24
Weighted average shares outstanding	293,080,205	293,367,771	293,735,663	293,821,920
Diluted weighted average shares outstanding	293,290,496	293,402,353	293,758,135	293,832,555